Average Annual Total Returns - Class K - BLACKROCK 40/60 TARGET ALLOCATION FUND	Jan. 28, 2021
MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	16.25%
5 Years	12.26%
10 Years	9.13%
MSCI ACWI Index (28%); MSCI USA Index (12%); Bloomberg Barclays U.S. Universal Index (60%) (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	12.83%
5 Years	8.48%
10 Years	6.94%
Class K Shares
Average Annual Return:
1 Year	14.66%
5 Years	8.48%
10 Years	8.01%
Class K Shares | Return After Taxes on Distributions
Average Annual Return:
1 Year	13.07%
5 Years	7.23%
10 Years	6.46%
Class K Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	9.13%
5 Years	6.26%
10 Years	5.91%